Disclosures about fair value of financial instruments (Tables)	12 Months Ended
Dec. 31, 2021
Fair Value Disclosures [Abstract]
Schedule of fair value, assets and liabilities measured on recurring basis
The following fair value hierarchy table presents information about the Company’s assets and liabilities measured at fair value on a recurring basis as of December 31, 2021 and 2020:

	Quoted Prices in Active Markets For Identical Assets (Level 1)		Significant Other Observable Inputs (Level 2)		Significant Unobservable Inputs (Level 3)		Balance as of December 31,	Balance as of December 31,
	2021	2020	2021	2020	2021	2020	2021	2020
Assets
Cash equivalents	$198,811	$106,856	$—	$—	$—	$—	$198,811	$106,856
Derivatives	—	—	121,031	122,603	—	—	121,031	122,603
Total Assets	$198,811	$106,856	$121,031	$122,603	$—	$—	$319,842	$229,459
Liabilities
Derivatives	$—	—	22,977	$20,525	$—	$—	22,977	20,525
Total Liabilities	$—	$—	$22,977	$20,525	$—	$—	$22,977	$20,525